Income and Social Contribution Taxes - Summary of Changes in Deferred Income and Social Contribution Taxes (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of deferred income and social contribution taxes [Abstract]
Beginning balance	R$ 1,215	R$ 809	R$ 635
Effects allocated to Statement of income	(198)	141	(12)
Effects allocated to Statement of comprehensive income	133	265	191
Realized			(5)
Variations in deferred tax assets and liabilities	(14)
Ending balance	R$ 1,136	R$ 1,215	R$ 809